Significant Accounting Policies (Schedule Of Estimated Useful Lives Of Property, Plant And Equipment) (Detail)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Leasehold improvements	Shorter of expected useful life or lease term
Minimum [Member] | Buildings [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	15 years
Minimum [Member] | Plant And Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Buildings [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	40 years
Maximum [Member] | Plant And Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	10 years